DISCONTINUED OPERATIONS - Summary detailing the determination of the loss upon classification as assets held for sale and the subsequent fair value movements (Detail) - Discontinued operations [member] - The Body Shop [member] - BRL (R$)
R$ in Thousands
		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Fair value of the previously subsidiary	[1]	R$ 826,560
Incremental transaction costs on sale		(64,288)
Fair value less selling costs		762,272
Net assets of the previously subsidiary	[2]	(4,770,016)
Impairment loss		(4,007,744)
Balance after recognition of loss due to impairment	[3]	762,272
Adjustments to the fair value of assets held for sale		91,824
Balances on the date of derecognition		R$ 854,096

[1]	It reflects the best estimate of the fair value of the operations on the date the criteria for classification as assets held for sale were met, on October 31, 2023. These estimates reflect the consideration agreed upon with the buyer, presented in the table below, reflecting the translation rate from British pounds to Brazilian real on that date.
[2]	It reflects the carrying amount of the operation reclassified to non-current assets held for sale on the date when the aforementioned criteria were met, on October 31, 2023.
[3]	On transaction date Aesop and The Body Shop presents Cash and Cash Equivalent in the amount of R$ 400,585 and R$ 214,387, respectively